Schedule of Number of Warrants (Details)	6 Months Ended
Jan. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	8,417,640
Share Purchase Warrants, Exercisable	8,417,640
Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	9,782
Share Purchase Warrants, Exercise Price | $ / shares	$ 28.80
Share Purchase Warrants, Exercisable	9,782
Share Purchase Warrants, Expiry Date	February 25, 2022 - April 3, 2022
Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	51,698
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.41
Share Purchase Warrants, Exercisable	51,698
Share Purchase Warrants, Expiry Date	November 16, 2025
Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	3,985,817
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	3,985,817
Share Purchase Warrants, Expiry Date	February 26, 2026 - April 26, 2026
Exercise Price Range Four [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	4,370,343
Share Purchase Warrants, Exercise Price | $ / shares	$ 6.19
Share Purchase Warrants, Exercisable	4,370,343
Share Purchase Warrants, Expiry Date	December 7, 2026